BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	6 Months Ended
Dec. 31, 2025
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	US Dollars
Cash	¥471,843	$67,473
Accounts receivable, net	831,049	118,838
Other receivables, net	144,285	20,632
Contract costs, net	75,250	10,761
Prepaid expenses	91,132	13,032
Property and equipment, net	118,130	16,892
Intercompany receivables*	6,850,000	979,537
Intangible assets- customer relationship	7,000,000	1,000,987
Goodwill	6,996,895	1,000,543
Accounts payable	(1,032,078)	(147,585)
Other payables	(1,273,182)	(182,063)
Other payable- related parties	(479,959)	(68,633)
Deferred revenue	(39,786)	(5,689)
Accrued payroll and employees’ welfare	(1,629,519)	(233,018)
Taxes payable	(64,253)	(9,188)
Deferred tax liability	(1,050,000)	(150,148)
Total	¥17,009,807	$2,432,370
Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	241,639
Fair value of previously held equity interest	30,530,000	4,365,732
Non-controlling interest	34,790,000	4,974,904
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,149,905)
Total	¥17,009,807	$2,432,370

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Summary of fair value of goodwill acquired and the carrying value, customer relationship, and its estimated useful lives

The identifiable goodwill acquired and the carrying value as of December 31, 2025 is as follows:

	Fair Value
	RMB	US Dollars
	(Unaudited)	(Unaudited)
Goodwill	¥6,996,895	$1,000,543
Less: impairment	(6,996,895)	(1,000,543)
The carrying value of goodwill as of December 31, 2025	¥—	$—

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of December 31, 2025 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	US Dollars
	(Unaudited)	(Unaudited)
Intangible assets - customer relationship	¥7,000,000	$1,000,987	10
Less: accumulated amortization	(1,750,000)	(250,247)
Less: impairment	(5,250,000)	(750,740)
Intangible assets - customer relationship, net	¥—	$—